Amounts Due from Related-Parties (Tables)	12 Months Ended
Dec. 31, 2018
Amounts Due from Related Parties/Amounts Due to Related Parties [Abstract]
Summary of amounts due from related-parties
Name of related party	December 31, 2018	December 31, 2017
C Media Limited (1)	$4,731,841	$11,760,692
Ya Tuo Ji International Consultancy (Beijing) Limited (2)	203,857	204,412

(1)	C Media Limited is controlled by Mr. Xuesong Song, the CEO and Chairman of the Company (“Mr. Song”). C Media Limited has taken up certain receivables and investments from the Company’s subsidiaries in previous years. The Company expects the amount will be returned to the Company in 2019.

(2)	Ya Tuo Ji is a company controlled by the spouse of Mr. Song. The loan is unsecured, interest-free and repayable on July 5, 2019. The original payment date was January 5, 2019.